AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2005

                              REGISTRATION NOS. 33-
                                                811-21757

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

                      PRE-EFFECTIVE AMENDMENT NO. 1

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                             ----------------------

                            THE ADVENTUS FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          350 FIFTH AVENUE, 59TH FLOOR
                               NEW YORK, NY 10118
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 601-2736

                                   ERIC RUBIN
                         ADVENTUS ASSET MANAGEMENT, LLC
                                    PRESIDENT
                          350 FIFTH AVENUE, 59TH FLOOR
                               NEW YORK, NY 10118

             COPIES TO:

                                STEVEN R. HOWARD
                          THACHER, PROFFITT & WOOD, LLP
                           TWO WORLD FINANCIAL CENTER
                               NEW YORK, NY 10281

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

      IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

      [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

      [ ]   ONE (DATE) PURSUANT TO PARAGRAPH (b)

      [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

      [ ]   ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

      [ ]   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

      [ ]   ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

      IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

[front cover]

Adventus Dow Jones Funds

Class A Shares
Class C Shares

            PROSPECTUS                             _______________, 2005

            Adventus Dow Jones U.S. 2010 Fund
            Adventus Dow Jones U.S. 2015 Fund
            Adventus Dow Jones U.S. 2020 Fund
            Adventus Dow Jones U.S. 2030 Fund
            Adventus Dow Jones U.S. 2040 Fund

Not FDIC insured. May lose value. No bank guarantee.

www.adventusfunds.com

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds' shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

Based entirely on [Dow Jones Indexes logo here]
Available only from Adventus Funds.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[inside]

Inside This Prospectus

About the Funds


Descriptions of each fund's goal, strategy, and main risks, along with information on costs, the individual who manages the funds, and the past performance of the indexes the funds are intended to track



Adventus Dow Jones Funds                               00
            Adventus Dow Jones U.S. 2010 Fund          00
            Adventus Dow Jones U.S. 2015 Fund          00
            Adventus Dow Jones U.S. 2020 Fund          00
            Adventus Dow Jones U.S. 2030 Fund          00
            Adventus Dow Jones U.S. 2040 Fund          00


The Investment Advisor 00
Index Performance 00

How to Invest

Information, instructions, and policies to know about your fund account and transactions 00

The Share Classes 00
How To Buy Fund Shares 00
How To Sell and Exchange Fund Shares 00
Shareholder Services and Policies 00
Distributions and Taxes 00

ABOUT THE FUNDS

The Adventus Dow Jones Funds are five mutual funds offering distinct investment choices to suit a range of investment goals. Each fund seeks to track the performance of one of the Dow Jones U.S. Target Date Indexes, a unique group of U.S. target date indexes, less operating expenses. The Funds only contain U.S. Securities.


EACH OF THE ADVENTUS DOW JONES U.S. FUNDS IS OFFERED TO INVESTORS WHO ARE SAVING FOR A PARTICULAR GOAL IN LIFE - SUCH AS RETIREMENT - OR NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR CLOSE TO, THE YEAR NAMED IN THE FUND'S TITLE.


EACH DOW JONES U.S. TARGET DATE INDEX contains thousands of domestic securities. Each Dow Jones Index invests in six stock categories (U.S. large-cap value, U.S. large-cap growth, U.S. mid-cap value, U.S. mid-cap growth, U.S. small-cap value and U.S. small-cap growth), in three bond categories (U.S. government bonds, U.S. corporate bonds and U.S. mortgage backed bonds), and U.S. 1-3 month Treasury Bills. By investing in ten different asset classes, each Index attempts to maximize the diversification benefits offered by the total U.S. securities market. Allocations are made to stocks and fixed-income securities in the indexes according to a mathematical formula (Dow Jones Target Date Indexes Methodology).

The Adventus Dow Jones Funds invest in ten asset classes that correspond to the asset classes comprising the Dow Jones Target Date Indexes. Each Adventus Dow Jones Fund has a distinct asset mix. The allocation to stocks, bonds and cash for each Fund systematically grows more conservative as the target date in the Fund's title approaches.


The systematic reduction of equity risk over time exposes investors to higher levels of equity risk in the early years and lower levels of equity risk in the years immediately prior to their target dates.


                    RELATIVE RISK OF DOW JONES TARGET INDEXES


                                  [LINE GRAPH]



 Months
remaining      Risk
---------    --------
      420          90
      419    89.99902
      418    89.99608
      417    89.99119
      416    89.98434
      415    89.97552
      414    89.96476
      413    89.95203
      412    89.93735
      411    89.92072
      410    89.90213
      409    89.88159
      408     89.8591
      407    89.83466
      406    89.80827
      405    89.77993
      404    89.74964
      403    89.71741
      402    89.68324
      401    89.64713
      400    89.60908
      399    89.56909
      398    89.52717
      397    89.48332
      396    89.43754
      395    89.38983
      394    89.34019
      393    89.28864
      392    89.23517
      391    89.17978
      390    89.12248
      389    89.06327
      388    89.00215
      387    88.93913
      386    88.87422
      385     88.8074
      384     88.7387
      383    88.66811
      382    88.59563
      381    88.52128
      380    88.44505
      379    88.36695
      378    88.28698
      377    88.20515
      376    88.12146
      375    88.03592
      374    87.94853
      373    87.85929
      372    87.76822
      371    87.67531
      370    87.58058
      369    87.48402
      368    87.38565
      367    87.28546
      366    87.18347
      365    87.07968
      364    86.97409
      363    86.86671
      362    86.75755
      361    86.64662
      360    86.53391
      359    86.41944
      358    86.30321
      357    86.18523
      356     86.0655
      355    85.94404
      354    85.82084
      353    85.69592
      352    85.56929
      351    85.44094
      350    85.31089
      349    85.17914
      348    85.04571
      347    84.91059
      346     84.7738
      345    84.63535
      344    84.49523
      343    84.35347
      342    84.21006
      341    84.06502
      340    83.91836
      339    83.77007
      338    83.62018
      337    83.46868
      336    83.31559
      335    83.16092
      334    83.00467
      333    82.84686
      332    82.68749
      331    82.52656
      330     82.3641
      329    82.20011
      328    82.03459
      327    81.86757
      326    81.69904
      325    81.52901
      324     81.3575
      323    81.18452
      322    81.01007
      321    80.83416
      320    80.65682
      319    80.47803
      318    80.29782
      317    80.11619
      316    79.93316
      315    79.74874
      314    79.56293
      313    79.37574
      312    79.18719
      311    78.99729
      310    78.80605
      309    78.61347
      308    78.41957
      307    78.22436
      306    78.02786
      305    77.83006
      304    77.63099
      303    77.43065
      302    77.22905
      301    77.02621
      300    76.82214
      299    76.61685
      298    76.41035
      297    76.20265
      296    75.99377
      295    75.78371
      294    75.57248
      293    75.36011
      292     75.1466
      291    74.93196
      290     74.7162
      289    74.49934
      288    74.28139
      287    74.06237
      286    73.84227
      285    73.62112
      284    73.39893
      283    73.17571
      282    72.95147
      281    72.72623
      280        72.5
      279    72.27279
      278    72.04461
      277    71.81548
      276     71.5854
      275     71.3544
      274    71.12249
      273    70.88967
      272    70.65596
      271    70.42138
      270    70.18593
      269    69.94964
      268     69.7125
      267    69.47455
      266    69.23578
      265    68.99622
      264    68.75588
      263    68.51476
      262    68.27289
      261    68.03028
      260    67.78694
      259    67.54288
      258    67.29812
      257    67.05267
      256    66.80655
      255    66.55977
      254    66.31234
      253    66.06428
      252    65.81559
      251    65.56631
      250    65.31643
      249    65.06598
      248    64.81496
      247    64.56339
      246    64.31129
      245    64.05867
      244    63.80554
      243    63.55191
      242    63.29781
      241    63.04325
      240    62.78823
      239    62.53278
      238    62.27691
      237    62.02063
      236    61.76396
      235    61.50691
      234    61.24949
      233    60.99173
      232    60.73363
      231    60.47521
      230    60.21648
      229    59.95746
      228    59.69816
      227    59.43861
      226     59.1788
      225    58.91876
      224     58.6585
      223    58.39803
      222    58.13738
      221    57.87655
      220    57.61555
      219    57.35442
      218    57.09315
      217    56.83176
      216    56.57027
      215    56.30869
      214    56.04704
      213    55.78533
      212    55.52358
      211     55.2618
      210          55
      209     54.7382
      208    54.47642
      207    54.21467
      206    53.95296
      205    53.69131
      204    53.42973
      203    53.16824
      202    52.90685
      201    52.64558
      200    52.38445
      199    52.12345
      198    51.86262
      197    51.60197
      196     51.3415
      195    51.08124
      194     50.8212
      193    50.56139
      192    50.30184
      191    50.04254
      190    49.78352
      189    49.52479
      188    49.26637
      187    49.00827
      186    48.75051
      185    48.49309
      184    48.23604
      183    47.97937
      182    47.72309
      181    47.46722
      180    47.21177
      179    46.95675
      178    46.70219
      177    46.44809
      176    46.19446
      175    45.94133
      174    45.68871
      173    45.43661
      172    45.18504
      171    44.93402
      170    44.68357
      169    44.43369
      168    44.18441
      167    43.93572
      166    43.68766
      165    43.44023
      164    43.19345
      163    42.94733
      162    42.70188
      161    42.45712
      160    42.21306
      159    41.96972
      158    41.72711
      157    41.48524
      156    41.24412
      155    41.00378
      154    40.76422
      153    40.52545
      152     40.2875
      151    40.05036
      150    39.81407
      149    39.57862
      148    39.34404
      147    39.11033
      146    38.87751
      145     38.6456
      144     38.4146
      143    38.18452
      142    37.95539
      141    37.72721
      140        37.5
      139    37.27377
      138    37.04853
      137    36.82429
      136    36.60107
      135    36.37888
      134    36.15773
      133    35.93763
      132    35.71861
      131    35.50066
      130     35.2838
      129    35.06804
      128     34.8534
      127    34.63989
      126    34.42752
      125    34.21629
      124    34.00623
      123    33.79735
      122    33.58965
      121    33.38315
      120    33.17786
      119    32.97379
      118    32.77095
      117    32.56935
      116    32.36901
      115    32.16994
      114    31.97214
      113    31.77564
      112    31.58043
      111    31.38653
      110    31.19395
      109    31.00271
      108    30.81281
      107    30.62426
      106    30.43707
      105    30.25126
      104    30.06684
      103    29.88381
      102    29.70218
      101    29.52197
      100    29.34318
       99    29.16584
       98    28.98993
       97    28.81548
       96     28.6425
       95    28.47099
       94    28.30096
       93    28.13243
       92    27.96541
       91    27.79989
       90     27.6359
       89    27.47344
       88    27.31251
       87    27.15314
       86    26.99533
       85    26.83908
       84    26.68441
       83    26.53132
       82    26.37982
       81    26.22993
       80    26.08164
       79    25.93498
       78    25.78994
       77    25.64653
       76    25.50477
       75    25.36465
       74     25.2262
       73    25.08941
       72    24.95429
       71    24.82086
       70    24.68911
       69    24.55906
       68    24.43071
       67    24.30408
       66    24.17916
       65    24.05596
       64     23.9345
       63    23.81477
       62    23.69679
       61    23.58056
       60    23.46609
       59    23.35338
       58    23.24245
       57    23.13329
       56    23.02591
       55    22.92032
       54    22.81653
       53    22.71454
       52    22.61435
       51    22.51598
       50    22.41942
       49    22.32469
       48    22.23178
       47    22.14071
       46    22.05147
       45    21.96408
       44    21.87854
       43    21.79485
       42    21.71302
       41    21.63305
       40    21.55495
       39    21.47872
       38    21.40437
       37    21.33189
       36     21.2613
       35     21.1926
       34    21.12578
       33    21.06087
       32    20.99785
       31    20.93673
       30    20.87752
       29    20.82022
       28    20.76483
       27    20.71136
       26    20.65981
       25    20.61017
       24    20.56246
       23    20.51668
       22    20.47283
       21    20.43091
       20    20.39092
       19    20.35287
       18    20.31676
       17    20.28259
       16    20.25036
       15    20.22007
       14    20.19173
       13    20.16534
       12     20.1409
       11    20.11841
       10    20.09787
        9    20.07928
        8    20.06265
        7    20.04797
        6    20.03524
        5    20.02448
        4    20.01566
        3    20.00881
        2    20.00392
        1    20.00098
        0          20

AS EACH FUND REACHES THE STATED TARGET DATE, FUND ASSETS WILL BE INVESTED IN AN ASSET ALLOCATION STRATEGY THAT HOLDS RISK AT APPROXIMATELY 20% OF THE RISK OF THE U.S. STOCK MARKET.

Before investing, you should carefully consider your investment goals, your time horizon, and your tolerance for risk. This knowledge can be helpful in identifying the funds in this prospectus that may most closely match your investing needs.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

[Footnote] "Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Adventus Asset Management, LLC. The Adventus Dow Jones Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

Fund Numbers Class A Shares: XXX Class C Shares: XXX
Ticker symbols Class A Shares: XXXXX Class C Shares: XXXXX

Adventus Dow Jones Funds

ADVENTUS DOW JONES U.S. 2010 FUND


The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.


MAIN STRATEGIES


The fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2010 Index (2010 Index), before operating expenses. The Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Target Maturity Indexes.


Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

Main types of securities the fund may hold

-     Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

-     Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, and Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures

The fund may use statistical sampling techniques in seeking to track the performance of the 2010 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2010 Index.

[pie chart reflecting allocation of the above components in the 2010 Index]


As of March 31, 2005, the allocation of the 2010 Fund's assets will be 19% equally divided between the 6 Dow Jones U.S. Style Indexes, 75% will be equally divided between 3 U.S. bond indexes and 6% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2010 Fund will be rebalanced monthly.


Major policies/limits

- The fund allocates at least 4% of its assets to each of the major asset classes (stocks, bonds, and cash)

- The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

-     The fund may engage in securities lending

[side bar]

Definitions

Dow Jones U.S. Style Indexes

A series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The six indexes, and the approximate number of companies in each index, are:

-     Large Growth Index (100 companies)

-     Large Value Index (100 companies)

-     Mid Growth Index (200 companies)

-     Mid Value Index (200 companies)

-     Small Growth Index (300 companies)

-     Small Value Index (300 companies)

The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large-cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%. (The companies in the smallest 5% are considered micro-cap and are eliminated due to their low liquidity.) Currently, Dow Jones reviews the composition of the Dow Jones U.S. Style Indexes twice a year, in March and September.

[pie chart showing each Dow Jones U.S. Style Index as 1/6 of the whole]

-     U.S. Large Cap Value-16.67%

-     U.S. Large Cap Growth-16.67%

-     U.S. Mid Cap Growth-16.67%

-     U.S. Mid Cap Value-16.67%

-     U.S. Small Cap Value-16.67%

-     U.S. Small Cap Growth-16.67%

The growth and value indexes include only companies with these respective stock characteristics. The indexes use a methodology that is designed to exclude most companies that cannot be clearly classified as either growth or value, as well as companies that are very small and thinly traded.

Market capitalization

The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole. Terms such as "small cap" and large cap" refer to stocks with small and large total market values, respectively. "Float adjusted" market capitalization measures only those shares that are readily available for trading.

Growth stocks

Stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

Value stocks

Stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

[text pop out]

This fund may interest investors who have short to medium time horizons, or may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in or around the year 2010.

MAIN RISKS

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Stock Market Risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

Prepayment Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

Credit Risk

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk

Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 2010 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2010 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in fund shares.

[call out]
Portfolio Manager

The fund's portfolio manager is responsible for the day-to-day management of the fund.


Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined Adventus Asset Management in May of 2005. Before joining Adventus, Mr. Goldstrom was Head Trader of a private pension fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics.



For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.


[text pop out]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2010 Index appears on page XX.

FEES AND EXPENSES


These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.


SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A   CLASS C
Maximum sales charge (load) imposed on    4.75%      None
purchases (as a percentage of offering
price)

Maximum deferred sales charge (as a       None(1)    1.00%(2)
percentage of the Net Asset Value at
purchase)

Redemption Fee                            None       None

   ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES  CLASS C SHARES
-------------------------------------  --------------  --------------
Management Fee                               0.60%          0.60%
Distribution and Service (12b-1) Fees        0.50%          1.00%
Other Expenses(3)                            1.20%          1.20%

                                            -----          -----
Total Annual Fund Operating Expenses
   Before Reductions                         2.30%          2.80%
Expense Reductions(4)                       -0.70%         -0.60%

                                            -----          -----
Total Annual Fund Operating Expenses
   After Reductions                          1.60%          2.20%



--------------
(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year



(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.



(3)   Other Expenses are based on estimated amounts for the current fiscal year.



(4) Adventus Asset Management, LLC has contractually agreed to reduce the management fee until 7/31/06 in order to keep the Total Annual Fund Operating Expenses at a certain level. This reduction lowers the expense ratio and increases overall returns to investors.


Example

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

                   1 YEAR      3 YEARS
                   ------      -------
Class A Shares     $  629.99   $   955.80
Class C Shares     $  323.08   $   688.02

Fund Numbers      Class A Shares: XXX Class C Shares: XXX
Ticker symbols    Class A Shares: XXXXX Class C Shares: XXXXX

Adventus Dow Jones Funds

DOW JONES 2015 FUND

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

MAIN STRATEGIES

The fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2015 Index (2015 Index), before operating expenses. The Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Target Maturity Indexes.

[sidebar]

Main types of securities the fund may hold

-     Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

-     Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, and Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures

The fund may use statistical sampling techniques in seeking to track the performance of the 2015 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2015 Index.

[pie chart reflecting allocation of the above components in the 2015 Index]


As of March 31, 2005, the allocation of the 2015 Fund's assets will be 36% equally divided between the 6 Dow Jones U.S. Style Indexes, 60% will be equally divided between 3 U.S. bond indexes and 4% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2015 Fund will be rebalanced monthly.


Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

Major policies/limits

- The fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

-     The fund may engage in securities lending

[text pop out]

This fund may interest moderate to conservative investors, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in or around the year 2015.

MAIN RISKS

Stock Market Risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk

Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2015 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2015 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in fund shares.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes.

Prepayment Risk

Securities that are subject to prepayment, including mortgage securities, can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

Credit Risk

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.


Derivatives Risk



Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.


[call out]
Portfolio Manager

The fund's portfolio manager is responsible for the day-to-day management of the fund.


Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined Adventus Asset Management in May of 2005. Before joining Adventus, Mr. Goldstrom was Head Trader of a private pension fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics.



For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.


[text pop out]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2015 Index appears on page XX.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A  CLASS C
                                         -------  -------
Maximum sales charge (load) imposed on    4.75%     None
purchases (as a percentage of offering
price)

Maximum deferred sales charge (as a       None(1)   1.00%(2)
percentage of the Net Asset Value at
purchase)

Redemption Fee                            None      None


   ANNUAL FUND OPERATING EXPENSES         CLASS A SHARES   CLASS C SHARES
-------------------------------------     --------------   --------------
MANAGEMENT FEE                                  0.60%            0.60%
DISTRIBUTION AND SERVICE (12b-1) FEES           0.50%            1.00%
OTHER EXPENSES(3)                               1.03%            1.03%
                                                ----             ----

TOTAL ANNUAL FUND OPERATING EXPENSES
BEFORE REDUCTIONS                               2.13%            2.63%
EXPENSE REDUCTIONS(4)                          -0.53%           -0.43%
                                               -----            -----

TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER REDUCTIONS                               1 .60%            2.20%
                                               -----             ----



-----------------
(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year



(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.



(3)   Other Expenses are based on estimated amounts for the current fiscal year.



(4) Adventus Asset Management, LLC has contractually agreed to reduce the management fee until 7/31/06 in order to keep the Total Annual Fund Operating Expenses at a certain level. This reduction lowers the expense ratio and increases overall returns to investors.


Example

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

                  1 YEAR  3 YEARS
                  ------  -------
Class A Shares    $ 178   $ 551
Class C Shares    $ 228   $ 703

Fund Numbers    Class A Shares: XXX Class C Shares: XXX
Ticker symbols  Class A: XXXXX Class C Shares: XXXXX

Adventus Dow Jones Funds

ADVENTUS DOW JONES U.S. 2020 FUND


The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.


MAIN STRATEGIES

The fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2020 Index (2020 Index), before operating expenses. The Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Target Maturity Indexes.

[sidebar]

Main types of securities the fund may hold

-     Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

-     Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, and Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures

The fund may use statistical sampling techniques in seeking to track the performance of the 2020 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2020 Index.

[pie chart reflecting allocation of the above components in the 2020 Index]


As of March 31, 2005, the allocation of the 2020 Fund's assets will be 51% equally divided between the 6 Dow Jones U.S. Style Indexes, 45% will be equally divided between 3 U.S. bond indexes and 4% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2020 Fund will be rebalanced monthly.


Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

Major policies/limits

- The fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

-     The fund may engage in securities lending

[text pop out]

This fund may interest investors who seek long-term total return from a balanced portfolio, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in or around the year 2020.

[text pop out]

MAIN RISKS

Stock Market Risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies may be hard to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

Credit Risk

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2020 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2020 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in fund shares.


Derivatives Risk



Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.


[call out]
Portfolio Manager

The fund's portfolio manager is responsible for the day-to-day management of the fund.


Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined Adventus Asset Management in May of 2005. Before joining Adventus, Mr. Goldstrom was Head Trader of a private pension fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics.

For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.


[text pop out]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2020 Index appears on page XX.

FEES AND EXPENSES


These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.


SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A   CLASS C
                                         -------   -------
Maximum sales charge (load) imposed on    4.75%     None
purchases (as a percentage of offering
price)

Maximum deferred sales charge (as a       None(1)   1.00(2)
percentage of the Net Asset Value at
purchase)

Redemption Fee                            None      None


   ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES       CLASS C SHARES
-------------------------------------  --------------       --------------
Management Fee                               0.60%                 0.60%
Distribution and Service (12b-1) Fees        0.50%                 1.00%
Other Expenses(3)                            1.03%                 1.03%

                                            -----                 -----
Total Annual Fund Operating Expenses
   Before Reductions                         2.13%                 2.63%
Expense Reductions(4)                       -0.53%                -0.43%

                                            -----                 -----
Total Annual Fund Operating Expenses
   After Reductions                          1.60%                 2.20%



------------
(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year



(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.



(3)   Other Expenses are based on estimated amounts for the current fiscal year.



(4) Adventus Asset Management, LLC has contractually agreed to reduce the management fee until 7/31/06 in order to keep the Total Annual Fund Operating Expenses at a certain level. This reduction lowers the expense ratio and increases overall returns to investors.


Example

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

                  1 YEAR  3 YEARS
                  ------  -------
Class A Shares    $  174  $  539
Class C Shares    $  224  $  691

Fund Numbers       Class A Shares: XXX Class C Shares: XXX
Ticker symbols     Class A Shares: XXXXX Class C Shares: XXXXX

Adventus Dow Jones Funds

ADVENTUS DOW JONES U.S. 2030 FUND


The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.


MAIN STRATEGIES

The fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2030 Index (2030 Index), before operating expenses. The Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Target Maturity Indexes.

[sidebar]

Main types of securities the fund may hold

-     Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

-     Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, and Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures

The fund may use statistical sampling techniques in seeking to track the performance of the 2020 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2030 Index.

[pie chart reflecting allocation of the above components in the 2030 Index]


As of March 31, 2005, the allocation of the 2030 Fund's assets will be 80% equally divided between the 6 Dow Jones U.S. Style Indexes, 16% will be equally divided between 3 U.S. bond indexes and 4% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2030 Fund will be rebalanced monthly.


Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

Major policies/limits

- The fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

-     The fund may engage in securities lending

[text pop out]

This fund may interest investors who have a long-term time horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in or around the year 2030.

MAIN RISKS

Stock Market Risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies may be hard to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Prepayment Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

Credit Risk

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2030 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2030 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in fund shares.


Derivatives Risk



Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.


[call out]
Portfolio Manager

The fund's portfolio manager is responsible for the day-to-day management of the fund.


Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined Adventus Asset Management in May of 2005. Before joining Adventus, Mr. Goldstrom was Head Trader of a private pension fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics.



For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.


[text pop out]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2030 Index appears on page XX.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)

                                        CLASS A   CLASS C
                                        -------   -------
Maximum sales charge (load) imposed on   4.75%     None
purchases (as a percentage of offering
price)

Maximum deferred sales charge (as a      None(1)   1.00%(2)
percentage of the Net Asset Value at
purchase)

Redemption Fee                           None      None


    ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES   CLASS C SHARES
-------------------------------------   --------------   --------------
Management Fee                               0.60%             0.60%
Distribution and Service (12b-1) Fees        0.50%             1.00%
Other Expenses(3)                            0.95%             0.95%
                                             ----              ----

Total Annual Fund Operating Expenses
   Before Reductions                     2.05%    2.55%
Expense Reductions(4)                   -0.45%   -0.35%

                                        -----    -----
Total Annual Fund Operating Expenses
   After Reductions                      1.60%    2.20%



------------
(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year



(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.



(3)   Other Expenses are based on estimated amounts for the current fiscal year.



(4) Adventus Asset Management, LLC has contractually agreed to reduce the management fee until 7/31/06 in order to keep the Total Annual Fund Operating Expenses at a certain level. This reduction lowers the expense ratio and increases overall returns to investors.


Example

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

                  1 YEAR  3 YEARS
                  ------  -------
Class A Shares     $  170  $  526
Class C Shares     $  220  $  679

Fund Numbers      Class A Shares: XXX Class C Shares: XXX
Ticker symbols    Class A Shares: XXXXX Class C Shares: XXXXX

Adventus Dow Jones Funds

ADVENTUS DOW JONES U.S. 2040 FUND


The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation


MAIN STRATEGIES

The fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2040 Index (2040 Index), before operating expenses. The Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Target Maturity Indexes.

[sidebar]

Main types of securities the fund may hold

-     Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

-     Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, and Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures

The fund may use statistical sampling techniques in seeking to track the performance of the 2020 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2040 Index.

[pie chart reflecting allocation of the above components in the 2040 Index]


As of March 31, 2005, the allocation of the 2040 Fund's assets will be 90% equally divided between the 6 Dow Jones U.S. Style Indexes, 6% will be equally divided between 3 U.S. bond indexes and 4% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2040 Fund will be rebalanced monthly.


Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

Major policies/limits

- The fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

-     The fund may engage in securities lending

[text pop out]

This fund may interest long term investors, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in or around the year 2040.

MAIN RISKS

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Stock Market Risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

Prepayment Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

Credit Risk

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies may be hard to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2040 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2040 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in fund shares.


Derivatives Risk



Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.


[call out]
Portfolio Manager

The fund's portfolio manager is responsible for the day-to-day management of the fund.


Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined Adventus Asset Management in May of 2005. Before joining Adventus, Mr. Goldstrom was Head Trader of a private pension fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics.



For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.


[text pop out]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2040 Index appears on page XX.

FEES AND EXPENSES


These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating


SHAREHOLDER FEES (fees paid directly from your investment)


                                              CLASS A         CLASS C
                                              -------         -------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                        4.75%           None

Maximum deferred sales charge (as a
percentage of the Net Asset Value at
purchase)                                     None(1)         1.00%(2)

Redemption Fee                                None            None



Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.



   ANNUAL FUND OPERATING EXPENSES                   CLASS A SHARES        CLASS C SHARES
------------------------------------                --------------        --------------
Management Fee                                           0.60%                 0.60%
Distribution and Service (12b-1) Fees                    0.50%                 1.00%
Other Expenses(3)                                        1.03%                 1.03%

                                                         ----                  ----
Total Annual Fund Operating Expenses
   Before Reductions                                     2.13%                 2.63%
Expense Reductions(4)                                   -0.53%                -0.43%

                                                         ----                  ----
Total Annual Fund Operating Expenses
   After Reductions                                      1.60%                 2.20%



----------
(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year



(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.



(3)   Other Expenses are based on estimated amounts for the current fiscal year.



(4) Adventus Asset Management, LLC has contractually agreed to reduce the management fee until 7/31/06 in order to keep the Total Annual Fund Operating Expenses at a certain level. This reduction lowers the expense ratio and increases overall returns to investors.


Example


Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.


                                                   1 YEAR    3 YEARS
                                                   ------    -------
Class A Shares                                     $  166    $  514
Class C Shares                                     $  216    $  667

[sidebar]

Average weighted maturity gives you the average time until all debt securities in a fund come due or "mature." It is calculated by averaging the time to maturity of all debt securities held by a fund, with each maturity "weighted" according to the percentage of assets it represents.

The fund may enter into interest rate swaps for hedging purposes. Interest rate swaps are contracts that obligate the fund and another party to exchange their rights to pay or receive interest. No more than 20% of the fund's total assets will be invested in interest rate swaps. Interest rate swaps are considered derivatives (a derivative is an investment whose value is derived from, or based upon, the performance of underlying assets or interest or currency exchange rates or indices). Derivatives are considered to carry a higher degree of risk than other types of securities and may result in losses exceeding the amounts invested.

ADDITIONAL RISKS OF THE ADVENTUS DOW JONES FUNDS

Management risk

The funds' performance could be hurt if the funds' management improperly executes the funds' strategies.

Methodology risk

The funds could lag the overall market or certain other types of funds during times when stocks that the indexes seek to exclude, such as those with a combination of growth and value characteristics, lead the market.

Capitalization weighting risk

Large-cap stocks represent the great majority of the U.S. stock market's market capitalization, or total worth (in Dow Jones' definition, typically over 70%). Accordingly, a capitalization-weighted broad market index, such as the S&P 500, is strongly affected by the performance of large-cap stocks, and much less affected by the performance of mid-and small-cap stocks.

In comparison, by seeking to maintain equal equity exposure to the large-, mid-, and small-cap categories, the funds will be more strongly influenced by the performance of mid- and small-cap stocks and less strongly influenced by the performance of large-cap stocks. As a result, the funds' risks and returns could be substantially different from those of a capitalization-weighted index, or an index fund that seeks to track the value of this type of index.

Repurchase agreement risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Securities lending risk

To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.


The Trust is a newly organized entity and has no prior operating history or track record. Accordingly, the Fund does not have a performance history for a prospective investor to consider.


Dow Jones disclaimer

"Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Adventus Asset Management, LLC. The Adventus Dow Jones Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

THE INVESTMENT ADVISER


The investment adviser for these funds is Adventus Asset Management, LLC ("AAM"). AAM is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AAM is based at 350 Fifth Avenue, New York, NY 10118.


Under the supervision of the Board of Trustees, AAM is responsible for managing each fund's portfolio in accordance with each fund's goal and policies. In exchange for providing these services, AAM receives a management fee from each fund. For the funds' first fiscal year, the management fee for each Fund is 0.60% of average daily net assets. AAM has contractually agreed to waive its management fee in order to maintain the fund's total operating expenses at not more than the following percentages of average annual net assets of the share classes through July 31, 2006: 1.60% for Class A Shares and 2.20% for Class C Shares.

Through a licensing agreement with Dow Jones, AAM has obtained the right to offer investment products based on the Dow Jones U.S. Target Date Indexes, and to obtain information and assistance in order to facilitate the operations of the fund.

DOW JONES U.S. TARGET DATE INDEXES AND THEIR PERFORMANCE

THE PERFORMANCE SHOWN FOR THESE INDEXES IS NOT THE PAST PERFORMANCE OF THE ADVENTUS DOW JONES FUNDS OR ANY OTHER INVESTMENT. Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. Past index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The Dow Jones U.S. Target Date Indexes are constructed using:

- Six Dow Jones Style Indexes (Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, and Small-Cap Value) as the equity component, each equally weighted and monthly rebalanced

- three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and monthly rebalanced

-     one cash index (the Lehman U.S. T-Bills Index) as the cash component

None of these indexes is to be confused with the Dow Jones Industrial Average, an average of the stock prices of 40 industrial stocks that is widely used as an indicator of stock market performance.

The table below shows average annual returns for the five Dow Jones U.S. Target Date Indexes described above over the periods indicated, as of March 31, 2005. These returns reflect reinvestment of dividends. For each index, the table also shows the best and worst returns for any twelve-month period during the past 20 years. Past performance is not indicative of future results.

Performance: Dow Jones U.S. Target Date Indexes

Performance as of 3/31/05. For more recent performance, see www.adventusfunds.com.

                                       ANNUALIZED                               OVER THE PAST 20 YEARS
                           ---------------------------------------   --------------------------------------------
                           1 YEAR    5 YEARS   10 YEARS   20 YEARS   BEST 12-MONTH PERIOD   WORST 12-MONTH PERIOD
                           ------    -------   --------   --------   --------------------   ---------------------
Dow Jones U.S. Target       2.81%     5.30%      8.69%     10.48%     ____ for the 12         -____ for the 12
2010 Index                                                           month period ended      month period ended
                                                                     __/__/__                __/__/__

Dow Jones U.S. Target       3.89%     4.35%      9.59%     11.19%     ____ for the 12         -____ for the 12
2015 Index                                                           month period ended      month period ended
                                                                     __/__/__                __/__/__

Dow Jones U.S. Target       4.93%     3.31%     10.41%     11.77%     ____ for the 12         -____ for the 12
2020 Index                                                           month period ended      month period ended
                                                                     __/__/__                __/__/__

Dow Jones U.S. Target       6.74%     1.69%     11.05%     12.19%     ____ for the 12         -____ for the 12
2030 Index                                                           month period ended      month period ended
                                                                     __/__/__                __/__/__

Dow Jones U.S. Target       7.37%     1.67%     11.10%     12.22%     ____ for the 12         -____ for the 12
2040 Index                                                            month period ended      month period ended
                                                                      __/__/__                __/__/__

Inception date for the indexes is January 1, 1983

This document contains comparisons, assertions, and conclusions regarding the performance of index based on backtesting, i.e., calculations of how the index might have performed in the past if it had existed. Backtested performance information is purely hypothetical and is provided in this document solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance.

THE BACKTESTED PERFORMANCE RESULTS HAVE MANY INHERENT LIMITATIONS. AMONG OTHER THINGS, BACKTESTED PERFORMANCE DIFFERS FROM ACTUAL PERFORMANCE BECAUSE IT IS ACHIEVED THROUGH THE RETROACTIVE APPLICATION OF DATA THAT IS DESIGNED WITH THE BENEFIT OF HINDSIGHT. AS A RESULT, THE DATA THEORETICALLY MAY BE CHANGED FROM TIME TO TIME TO OBTAIN MORE FAVORABLE RESULTS.

NEITHER DOW JONES NOR ANY OF ITS AFFILIATES MAKES ANY REPRESENTATION THAT THE DOW JONES TARGET DATE INDEXES WILL OR ARE LIKELY TO ACHIEVE PERFORMANCE SIMILAR TO THOSE SHOWN USING BACKTESTED PERFORMANCE INFORMATION. ACTUAL PERFORMANCE OF THE DOW JONES TARGET DATE INDEXES MAY BE MATERIALLY LOWER THAN THE BACKTESTED PERFORMANCE. THERE ARE FREQUENTLY SIGNIFICANT DIFFERENCES BETWEEN HYPOTHETICAL PERFORMANCE RESULTS AND THE ACTUAL RESULTS SUBSEQUENTLY ACHIEVED BY ANY PARTICULAR TRADING OR INVESTMENT STRATEGY. AMONG OTHER THINGS, BACKTESTED PERFORMANCE RESULTS DO NOT REFLECT THE IMPACT THAT MATERIAL ECONOMIC AND MARKET FACTORS MIGHT HAVE ON THE DECISIONS AN INVESTMENT ADVISER MANAGING AN INVESTMENT STRATEGY BASED ON THE DOW JONES U.S. TARGET DATE INDEXES MIGHT MAKE IF THE ADVISER WERE ACTUALLY MANAGING CLIENT ASSETS.

A CHOICE OF SHARE CLASSES

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

- CLASS A SHARES--with a front-end sales charge, volume reductions and lower ongoing expenses than Class C shares. For purchases of $1,000,000 or more a CDSC of 1.00% will be assessed if redeemed within one year of purchase and .50% CDSC will be assessed if redeemed after first year and within the second year.

- CLASS C SHARES--no front-end sales charge, a 1.00% CDSC on redemptions made within one year of purchase and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class C shares, which do not have a front-end sales charge. After six years, Class C shares convert to Class A shares to avoid the higher ongoing expenses assessed against Class C shares.

Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also will be either treated as orders for Class A shares or refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus beginning on page __. All of this information is expected to be available on our Web site at www.adventusfunds.com the second quarter of 2005. You may wish to discuss this choice with your financial consultant.

CLASS A SHARE SALES CHARGE SCHEDULE

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.


                        FRONT-END SALES    FRONT-END SALES
                          CHARGE AS %        CHARGE AS %      Broker-Dealer
        AMOUNT             OF PUBLIC        OF NET AMOUNT     Amount of Sale
     OF PURCHASE        OFFERING PRICE        INVESTED          Concession
--------------------    ---------------    ---------------    --------------
Less than $50,000            4.75%              4.99%              4.25%
$50,000 to $99,999           4.00%              4.17%              3.50%
$100,000 to $249,999         3.25%              3.36%              2.75%
$250,000 to $499,999         2.25%              2.30%              2.00%
$500,000 to $999,999         1.25%              1.27%              1.00%
$1,000,000 and over(1)       0.00%              0.00%              1.00%


(1) We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase or .50% if redeemed within one and two years of purchase unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSC Waivers" and "Waivers for Certain Parties"). The CDSC percentage you pay on Class A shares is applied to the NAV of the shares on the date of original purchase.

CLASS C SHARES SALES CHARGES

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to redemption, the Fund will first redeem shares acquired by reinvestment of any distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A after six years.


REDUCTIONS AND WAIVERS OF SALES CHARGES

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy.

CLASS A SHARE SALES CHARGE REDUCTIONS

If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.


- You pay no front-end or back-end sales charges on Fund shares you buy with REINVESTED distributions.


- You pay a lower sales charge if you are investing an amount over a BREAKPOINT LEVEL. See the "Class A Share Sales Charge Schedule" above.

- By signing a LETTER OF INTENT ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

- RIGHTS OF ACCUMULATION ("ROA") allow you to combine the amount you are investing and the total value of Class A and Class C shares of any Adventus Funds already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

- You pay no sales charges on Fund shares you purchase with the proceeds of redemption of Class A shares within 90 days of the date of redemption.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

- a family unit, including children under the age of twenty-one or single trust estate;

-     a trustee or fiduciary purchasing for a single fiduciary relationship; or

- the members of a "qualified group," which consists of a "company" (as defined under the 1940 Act), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

      If you plan to invest, for example, $100,000 in a Dow Jones Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

CDSC WAIVERS


The CDSC does not apply to: (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) redemptions following death or post-purchase disability (as defined by Section 72(m) (7) of the Code); (3) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (4) reinvested dividends and capital gains; and (5) a Systematic Withdrawal Plan of 10% where the minimum distribution is $500 per month with an initial account of $20,000 or greater.


WAIVERS FOR CERTAIN PARTIES

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

-     Current and retired employees, directors/trustees and officers of:

      -     Dow Jones Funds (including any predecessor funds);

      -     Adventus Asset Management, LLC and its affiliates; and

      -     family members of any of the above.

-     Current employees of:

      -     Adventus Asset Management, LLC and its affiliates;

      -     Dow Jones;

      -     National Basketball Players Association;

      -     broker-dealers who act as selling agents; and

      - immediate family members (spouse, sibling, parent or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A shares of any Fund at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom the Dow Jones Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

HOW TO INVEST

In this section, you will find information on how to invest in the funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an Adventus Dow Jones Fund's shareholder.

You can find out more about the topics covered here by contacting the Adventus Dow Jones Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each of the Adventus Dow Jones Funds has adopted a plan that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers (NASD), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to .75% of Class C assets. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Trading Fund Shares Online

Taking advantage of our online services can be the easiest way to manage an investment in the Adventus Dow Jones Funds.

Using our secure web site, www.adventusfunds.com, it is possible to do any of the following, 24 hours a day, seven days a week:

- submit a new account application and process your initial purchase by arranging for an ACH transfer from your bank account

-     get up-to-date account balances and performance information

-     request or download various forms and documents

-     add or change various account features

- buy, sell, or exchange fund shares (with purchase money coming from your bank account)

To open an online account, direct your Internet browser to www.adventusfunds.com. Follow the online instructions for opening an account. After submitting your account application, please allow 24 hours for your account to be activated. Once we have received your investment in good order, your initial or subsequent purchase will be posted to your account. You will be responsible for any additional processing fees and/or loss or expense to the funds if a transfer cannot be made because of a low bank balance. Note that the amounts of initial and additional investments made through our web site are subject to certain limits, as described on the web site.

While online orders to buy or sell fund shares generally reach us promptly, remember that any orders you submit when the funds are not open will be held until the next business day, when they will be processed at the next share price to be calculated.

During times when the web site cannot be accessed, either because of routine maintenance or events beyond our control, please call us during business hours at 1-866-___________ conduct your transactions.

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with Adventus Dow Jones Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

FIRST INVESTMENT                                        ADDITIONAL INVESTMENTS
-------------------------------                         ------------------------------------
Class A and Class C Shares investors can open an        Class A and Class C Shares
account for as little as $1,000. We reserve the         investors can add as little as
right to waive these minimums in certain                $25 at a time to an account We reserve
instances. Be sure to read the                          the right to waive these minimums in certain
fund's prospectus before you invest.                    instances.

Online

-    Read the "Trading fund shares online"              -    Read the "Trading fund shares online"
     section on the previous page                            section on the previous page

-    Follow the instructions for opening an             -    Follow the instructions for adding to an
     account at www.adventusfunds.com                        account at www.adventusfunds.com

Be sure to read the fund's prospectus before you        -    Prior to placing a purchase online via ACH
invest.                                                      transfer, you must first have your bank
                                                             account instructions established on your
                                                             account. If you did not select this option
                                                             when establishing your account, verify that
                                                             your bank is a member of the Automated
                                                             Clearing House system. You may then download
                                                             and complete an Additional Services Request
                                                             Form* available at www.adventusfunds.com or
                                                             call us at 1-XXX-XXX-XXXX to have one mailed
                                                             to your address of record

By mail or express delivery

-    Complete and sign an application (if you           -    Make out an investment check to "Adventus
     need an application, you may download it from           Dow Jones Funds"
     the web site or call 1-___-___-____)
                                                        -    Return a deposit stub or write a letter
                                                             that includes your name, account number, the
-    Send the application to us at the                       amount of your investment, and the fund name
     appropriate address below, along with an                and share class
     investment check made out to "Adventus Dow
     Jones Funds"
                                                        -    Sign the letter, enclose the check, and
                                                             mail it to the appropriate address

By wire

-    Call 1-___-___-____ for instructions before        Request your bank to wire Federal funds to:
     wiring any money
                                                        Street Address
                                                        City, State Zip
                                                        DDA#
                                                        ABA#

                                                        -    Specify the fund name and share class,
                                                             your name, and your account number

                                                        -    Be aware that your bank may charge a fee
                                                             to wire money

By phone

                                                        -    To use this service, call 1-__________ to
                                                             verify that the service is in place, then
                                                             using the voice prompts you may place your
                                                             purchase order

                                                        -    Prior to placing a purchase order by phone
                                                             via ACH transfer, you must first have your
                                                             bank account instructions established on
                                                             your account. If you did not select this
                                                             option when establishing your account,
                                                             verify that your bank is a member of the
                                                             Automated Clearing House system. You may
                                                             then download and complete an Additional
                                                             Services Request Form* available at
                                                             www.adventusfunds.com or call us at
                                                             1-XXX-XXX-XXXX to have one mailed to your
                                                             address of record

Automatic investment plan

                                                        -    To make changes to your automatic
                                                             investment plan you may do so online at

                                                             www.adventusfunds.com. If you did not select
                                                             this option when establishing your account,
                                                             verify that your bank is a member of the
                                                             Automated Clearing House system. You may
                                                             then download and complete an Additional
                                                             Services Request Form* available at
                                                             www.adventusfunds.com or call us at
                                                             1-XXX-XXXX to have one mailed to your
                                                             address of record

* Note: A signature guarantee is required in order to add bank account instructions to your account.

Web site
www.adventusfunds.com

Regular mail
Adventus Dow Jones Funds
PO Box
City, State ZIP

Express, registered, or certified
Adventus Dow Jones Funds
C/O Transfer Agent
Street
City, State ZIP

HOW TO SELL OR EXCHANGE SHARES

EXCHANGING INTO ANOTHER FUND                            SELLING SHARES
----------------------------                            --------------
.. Be sure to obtain and read a current prospectus       Some sell orders, including those for more than
for the fund you are exchanging into. For               $100,000, must be placed in writing with a
additional information please contact us at             signature guarantee (see page XX).
1-XXX-XXXX

Online

-    Read the "Trading fund shares online"              -    Read the "Trading fund shares online"
     section on the previous page                            section on the previous page

-    Follow the instructions for exchanges at           -    Follow the instructions for selling shares
     www.adventusfunds.com                                   at www.adventusfunds.com

                                                        -    Prior to placing a sell order online via
                                                             ACH transfer, you must first have your bank
                                                             account instructions established on your
                                                             account. If you did not select this option
                                                             when establishing your account, verify that
                                                             your bank is a member of the Automated
                                                             Clearing House system. You may then download
                                                             and complete an Additional Services Request
                                                             Form* available at www.adventusfunds.com or
                                                             call us at 1-877-XXX-XXXX to have one mailed
                                                             to your address of record

By mail or express delivery

-    Write a letter that includes your account          -    Write a letter that includes your account
     number, the fund and share class you are                number, the fund and share class, and the

     exchanging out of, the dollar value or number           dollar value or number of shares to be sold
     of shares to be exchanged, and the name and
     share class of the fund you are exchanging         -    Have the letter signed by all account
     into                                                    owners, with the name(s) and address exactly
                                                             as they are on the account
-    Have the letter signed by all account
     owners, with the name(s) and address exactly       -    Mail or fax the letter to the appropriate
     as they are on the account                              address

-    Mail the letter to the appropriate address

By phone, wire, or ACH

-    Call 1-XXX-XXX-XXXX to request an exchange         -    To use this service, call 1-XXX-XXX-XXXX
                                                             to verify that the service is in place, then
                                                             using the voice prompts you may place your
                                                             sell order

                                                        -    Prior to placing a sell order by phone via
                                                             wire or ACH transfer, you must first have
                                                             your bank account instructions established
                                                             on your

                                       32

                                                             account. If you did not select this option
                                                             when establishing your account, verify that
                                                             your bank is a member of the Automated
                                                             Clearing House system. You may then download
                                                             and complete an Additional Services Request
                                                             Form* available at www.adventusfunds.com or
                                                             call us at 1-XXX-XXX-XXXX to have one mailed
                                                             to your address of record

                                                        -    Telephone redemption to your address of
                                                             record is available unless you declined it
                                                             on your application

                                                        -    minimum sell order for wire is $1,000, for
                                                             ACH transfer $100

Systematic withdrawal plan

                                                        -    To make changes to your systematic
                                                             withdrawal plan you may do so online at
                                                             www.adventusfunds.com. If you did not select
                                                             this option when establishing your account,
                                                             verify that your bank is a member of the
                                                             Automated Clearing House system. You may
                                                             then download and complete an Additional
                                                             Services Request Form* available at
                                                             www.adventusfunds.com or call us at
                                                             1-XXX-XXX-XXXX to have one mailed to your
                                                             address of record

* Note: A signature guarantee is required in order to add bank account instructions to your account.

Web site
www.adventusfunds.com

Regular mail
Adventus Dow Jones Funds
PO Box

City, State ZIP

Express, registered, or certified
Adventus Dow Jones Funds
C/O Transfer Agent
Address
City, State ZIP

SHAREHOLDER SERVICES AND POLICIES

As an Adventus Dow Jones Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Adventus Dow Jones Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, go to www.adventusfunds.com and download our Additional Services Request Form or call 1-___-___-____ and one will be mailed to your address of record.

Tax-advantaged investment plans

A full range of retirement and other tax-advantaged investment plans is available directly from Adventus Dow Jones Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. All funds and both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, go to the web site or call 1-___-___-____ or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege

As an Adventus Dow Jones Funds investor, you can exchange all of your shares of one Adventus Dow Jones Fund for the same class of shares in any other Adventus Dow Jones Fund.

Our "one copy per household" policy

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor, go to www.adventusfunds.com, or call 1-___-___-____.

Automatic Investment Plan

Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, enroll online or call 1-___-___-____. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer cannot be made because of a low bank balance.

Systematic Withdrawal Plan

Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your Adventus Dow Jones Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

Directed reinvestments

Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

Dollar cost averaging

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours


The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each Adventus Dow Jones Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.


If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 1-___-___-____.

Determining when your order will be processed


You can place an order to buy or sell shares at any time. A purchase request received by Adventus Dow Jones Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to Adventus Dow Jones Funds before it can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


Paying for shares you buy

Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us). Please see the important information on online trading on page 00.

Wire transaction policies

Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and may only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

If you cannot reach us by phone

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

Selling shares in trust, business, or organization accounts

Selling shares in these types of accounts often requires additional documentation. Please call 1-___-___-____ or contact your financial advisor for more information.

Our Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee

There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

-     when you want to sell more than $100,000 worth of shares

-     when you want to send the proceeds to a third party

- when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell

Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

- when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

-     when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

How the funds calculate share prices

The price at which you buy and sell shares of these funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

Limits on exchanges, purchases, and redemptions

Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.


The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.



Risks Associated with Excessive or Short-Term Trading



To the extent that the Funds or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.



Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.



Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.



The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.


How the funds value their holdings


We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.


For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

Share certificates

We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

- reject your account application if you fail to give us a correct Social Security or other tax ID number

- withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

- close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account

- pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

- change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

- suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

-     withdraw or suspend the offering of shares at any time

-     reject any order we believe may be fraudulent or unauthorized

-     reject or limit purchases of shares for any reason

- reject a telephone or online redemption if we believe it is advisable to do so

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. A fund can earn money in two ways: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund's earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions

                                  DIVIDENDS   CAPITAL GAINS
                                  ---------   -------------
Adventus Dow Jones 2010 Fund       Monthly      Annually
Adventus Dow Jones 2015 Fund       Annually     Annually
Adventus Dow Jones 2020 Fund       Annually     Annually
Adventus Dow Jones 2030 Fund       Annually     Annually
Adventus Dow Jones 2040 Fund       Annually     Annually

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Choices for receiving dividends and distributions

You can choose how you receive your dividends and distributions. You can:

- have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

- have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

Please indicate your preference on your application. If you do not give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, visit the web site or call 1-___-___-____.

Note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

[text pop out]

Because each shareholder's tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Adventus Dow Jones Fund investments.

Tax consequences of buying and selling fund shares

In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that for tax purposes, an exchange from one fund to another is the same as a sale.

Tax status of dividends and distributions

The tax status of the fund earnings you receive and your own fund transactions generally depend on their type:

Generally taxed at ordinary income rates:

-     short-term capital gains from selling fund shares

- taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

-     short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

-     long-term capital gains from selling fund shares

-     long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes.

Tax status statements

Every January, each Adventus Dow Jones Fund mails out detailed tax information to it shareholders. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

"Buying a dividend"

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

[inside back cover]

Service Providers

Management and support services are provided to the Funds by several organizations.

Investment Advisor and Administrator:

Adventus Asset Management, LLC
The Empire State Building
350 Fifth Avenue, 59th Floor
New York, New York 10118

Custodian:

TBD
Transfer Agent:

TBD
Distributor:

TBD

[back cover]

FOR MORE INFORMATION

You will find more information about the funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The funds' annual and semi-annual reports will contain more information about the funds and a discussion about the market conditions and investment strategies that had a significant effect on the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the funds and their policies. It is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 1-___-___-____ or writing to:

Adventus Dow Jones Funds
The Empire State Building
350 Fifth Avenue, 59th Floor
New York, NY 10118
1-866-410-2005
www.adventusfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds' documents by visiting the SEC's Public Reference Room in Washington, DC. You may also obtain copies of the funds' documents after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC's website at http://www.sec.gov.

The funds' Investment Company Act File No. is 811-_______.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ADVENTUS FUNDS TRUST


                        ADVENTUS DOW JONES U.S. 2010 FUND
                        ADVENTUS DOW JONES U.S. 2015 FUND
                        ADVENTUS DOW JONES U.S. 2020 FUND
                        ADVENTUS DOW JONES U.S. 2030 FUND
                        ADVENTUS DOW JONES U.S. 2040 FUND


                           CLASS A AND CLASS C SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 2005

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus dated ____________, 2005 (the "Prospectus"), for Class A and Class C Shares of the funds listed above (each an "Adventus Dow Jones Fund"). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of any Fund should be made solely upon the information contained in this SAI.

Copies of the Prospectus may be obtained without charge by calling 1-__________ or by writing Adventus Funds Trust, 350 Fifth Avenue, New York, New York 10118. Capitalized terms that are used in this SAI but not defined have the same meanings as in the Prospectus.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. YOU COULD ALSO LOSE MONEY BY INVESTING IN ONE OF THE FUNDS. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

TABLE OF CONTENTS

Adventus Dow Jones Funds.                                                        3
Investment Policies and Limitation for Adventus Dow Jones Funds                  4
Portfolio Transactions and Turnover                                             33
Calculation of NAV                                                              35
Additional Information Concerning Taxes                                         37
Management of the Trust                                                         43
Independent Auditors and Counsel                                                52
Additional Information Concerning Class A and Class C Shares                    52
Performance Information                                                         56
Distribution and Services Plans                                                 62
Miscellaneous                                                                   63
Appendix A -- Futures and Options                                               A-1
Appendix B -- Proxy Voting Policies and Procedures                              B-1

ADVENTUS FUNDS TRUST

Adventus Funds Trust. (the "Trust") is a Delaware business trust that commenced operations on October 7, 2004 as an open-end, management investment company. The Trust is comprised of 5 portfolios, described in this SAI. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

"Dow Jones" is a service mark of Dow Jones & Company, Inc. and has been licensed for use for certain purposes by Adventus Asset Management, LLC ("AAM"), who, in turn, has licensed it to the Trust.


The Adventus Dow Jones Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the shareholders of the Adventus Dow Jones Funds or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly. Dow Jones' only relationship to the Trust is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones U.S. Target Date Indexes, which are determined, composed and calculated by Dow Jones without regard to AAM or the Trust. Dow Jones has no obligation to take the needs of AAM or the shareholders of the Adventus Dow Jones Funds into consideration in determining, composing or calculating the Dow Jones Target Date Indexes. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the Adventus Dow Jones Funds to be issued or in the determination or calculation of the equation by which such shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the shares of the Adventus Dow Jones Funds.


DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES U.S. TARGET DATE INDEXES, OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY AAM, SHAREHOLDERS OF THE ADVENTUS DOW JONES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF DOW JONES U.S. TARGET DATE INDEXES SM, OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES U.S TARGET DATE INDEXES SM, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. EXCEPT AS OTHERWISE AGREED BY DOW JONES

AND AAM, THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THEM.

INVESTMENT POLICIES AND LIMITATIONS FOR THE ADVENTUS DOW JONES FUNDS

The Following policies and limitations supplement those set forth in the prospectus. Except as stated otherwise, if a percentage limitation is satisfied at the time an investment is made, a subsequent increase in that percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund's strategy of seeking to track the overall performance of its relevant Dow Jones U.S. Target Date Index is fundamental and cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the Fund.


The following are each Fund's additional fundamental investment limitations set forth in their entirety. Each fund may not:


1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

2. Borrow money or issue senior securities, except that the each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. The Funds will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held by the

Adventus Dow Jones Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate; and the Funds may (a) invest in municipal obligations secured by real estate or interests therein; (b) purchase securities which are secured by real estate or interests therein; and (c) invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities.

4. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting.

5. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the each Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

6. Purchase securities of companies for the purpose of exercising control.


7. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options, if any; and (b) the Adventus Dow Jones Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.


8. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that the Dow Jones 2040 Fund may (a) to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) enter into futures contracts and related options.

Make loans, except that the each Fund may (a) purchase and hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements with respect to portfolio securities; and (c) lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund's permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

Investment Practices of the Adventus Dow Jones Funds

The following pages contain more detailed information about types of instruments in which the Adventus Dow Jones U.S. 2010 Fund, the Adventus Dow Jones U.S. 2015 Fund, the Adventus Dow Jones U.S. 2020 Fund, the Adventus Dow Jones U.S. 2030 Fund and the Adventus Dow Jones U.S. 2040 Fund (together, the "Adventus Dow Jones Funds") may invest, strategies the Adviser may employ in pursuit of the Fund's investment objective, and a summary of related risks. The Adviser is not required to buy all of these instruments or use all of these techniques. The Adviser will buy those instruments and use those techniques it believes will help the Fund achieve its goal.


DERIVATIVE INSTRUMENTS. The Funds may purchase certain "derivative" instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, "stripped" securities and various floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.


The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective. It is possible, however, that the Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

CASH MANAGEMENT. The funds can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

FUTURES AND RELATED OPTIONS ON FUTURES CONTRACTS. The Fund may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index.

The Funds also may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which that Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to earmarking cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of the contract. Such liquid assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.


The Funds may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.


More information regarding futures contracts and related options can be found in Appendix A.

OPTIONS TRADING. The Funds may write covered call options, buy put options, buy call options and sell, or "write," secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. A listed call or put option gives the purchaser of this option the right to buy or sell, as the case may be, the underlying security at a stated price from a clearing corporation.

When a Fund writes a call option on a security, the option is "covered" if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or liquid securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by a Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of any Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Limitations on Futures and Options Transactions. The Funds will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase futures contracts or call options if, as a result, the amount of margin deposits on existing futures positions and the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the Funds' investments in futures contracts and options, and this and other policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Illiquid Securities. The Funds may purchase up to 15% of its net assets in illiquid securities. Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Securities Lending. The Funds may lend securities to parties such as broker-dealers or other institutions. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Other Investment Companies. The Funds may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment Trust's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund may invest in securities issued by other investment companies within the limits prescribed by the Section 12(d)(1) of the 1940 Act, which limits each such Fund's investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. Even though the Fund may invest in other investment companies subject to these conditions, it is not considered to be a fund of funds, as described later in this SAI.

Exchange Traded Funds. The Funds may invest in Exchange Traded Funds ("ETFs"), which are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. ETF shares are sold initially in the primary market in units of 50,000 or more ("creation units"). A creation unit represents a bundle of securities that replicates, or is a representative sample of, a particular index and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF's underlying portfolio securities. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. The Fund's ETF purchases would be subject to the limitations described above for investing in other investment companies.

Repurchase Agreements. The Fund may buy portfolio securities subject to the seller's agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will default on his obligation and fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). The Fund will enter into repurchase agreements only with financial institutions the Adviser deems creditworthy, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller.

Reverse Repurchase Agreements. The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

When-Issued Purchases and Forward Commitments. The Funds may purchase securities on a "when-issued" basis and may enter into a "forward commitment" to purchase or sell securities. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Funds do not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Fund expects that its commitment to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its total assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When the Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets, and fluctuations in the value of the underlying securities are not reflected in such Fund's net asset value as long as the commitment remains in effect.

GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS. The Funds may invest in securities issued or guaranteed by the U.S. government, including but not limited to direct

U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. government agencies and instrumentalities. Examples of the types of U.S. government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the "World Bank"), and Resolution Trust Corporation. Obligations of certain agencies and instrumentalities, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the entity's obligations; still others, such as those of FHLMC, are backed solely by the issuer's credit and are not guaranteed by the U.S. Government. There is no assurance that the U.S. government would provide support to a U.S. government-sponsored entity was it not required to do so by law.

Certain U.S. government obligations held by the Funds may be variable or floating rate instruments. Others may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par value.

The Funds may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). Each such Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund's total assets at the time of purchase. The Funds also may make interest-bearing savings deposits in commercial and savings banks in amounts in excess of 5% of its net assets.

Taxable commercial paper purchased by the Funds will be rated at the time of purchase within the highest rating category assigned by a Rating Agency. Corporate bonds purchased by these Funds with remaining maturities of thirteen months or less will be rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. In addition, each such Fund may acquire un-rated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments. The Funds also may invest in short-term, high quality, U.S. dollar-denominated corporate debt obligations of foreign issuers where the Adviser deems the investments to present minimal credit risks.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Funds may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness there under to vary in addition to providing for periodic adjustments in the interest rates. Unless guaranteed by the U.S. government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the Funds must permit the Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days' notice. Because of the absence of a market in which to resell a variable or floating rate instrument, an Underlying Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

The Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

MUNICIPAL OBLIGATIONS. The Funds may invest from time to time in municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Municipal obligations may be advantageous for either of these Funds when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid to shareholders by either of these Funds that come from interest on municipal obligations generally will not be subject to federal income taxes.

The two main types of municipal obligations are "general obligation" securities (which are secured by the issuer's full faith, credit and taxing power) and "revenue" securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a "moral obligation" security. If the issuer of a moral obligation security is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Trust and the Adviser rely on these opinions and do not intend to review the bases for them.

Municipal obligations purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by a Fund could have an adverse effect on the Fund's portfolio and the value of its shares. As described above under "Government Obligations and Money Market Instruments," foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

Municipal obligations acquired by the Funds may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Funds may invest in bonds and other types of longer-term tax-exempt instruments.

Private activity bonds have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

The payment of principal and interest on most municipal obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate "issuer," as that term is used in the Prospectus and SAI of these Funds. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see "Additional Information Concerning Taxes").

Asset-Backed Securities. The Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time, because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, such instruments may be considered illiquid securities subject to each Fund's limitation on illiquid investments described below under "Managing Liquidity."

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Interest Rate Swaps. The Funds may enter into interest rate swap transactions for hedging purposes. Interest rate swaps involve an exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

The Funds will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that a Fund's potential exposure in a transaction involving an interest rate swap is covered by the segregation of cash or liquid portfolio securities, the Fund and the Adviser believe that the transaction does not constitute a senior security under the 1940 Act and, accordingly, will not treat the transaction as being subject to the Fund's borrowing restrictions.

The Funds will not enter into interest rate swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated A or A-1 or better by Standard and Poor's ("S&P") or A or P-1 or better by Moody's Investors Service ("Moody's") or, if unrated, is determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the market for other similar instruments which are traded in the interbank market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund's transactions in interest rate swaps.

The use of interest rate swaps is a highly specialized activity which involves an investment technique and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Rights and Warrants. The Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security. The Fund does not intend to invest more than 5% of its net assets in rights and warrants during the current fiscal year.

Stand-By Commitments. The Funds may acquire "stand-by commitments" with respect to municipal obligations that it holds. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified municipal obligations at a specified price equal to their amortized cost value plus interest. Stand-by commitments may be exercisable by the Fund involved at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with banks, brokers or dealers that, in the opinion of the Adviser, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Funds' reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights there under for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

Convertible Securities. Convertible securities, which may be purchased by the Fund, entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities for the Funds, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since Rating Agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

Mortgage-Related Securities. The Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies and private issuers. Such securities may include collateralized mortgage obligations ("CMOs") and U.S. government stripped mortgage-backed securities ("SMBs").

CMOs are a type of bond issued by non-governmental entities which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

SMBs represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by a U.S. government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificates.

The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. During periods of rising interest rates, the rate of prepayments tends to decrease, lengthening the average life of the pool of mortgage-related securities. In periods of falling interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBs may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of the principal and interest only by FNMA and not the U.S. government. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed only by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) or rising interest rates may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

Downgraded and Lower Quality Debt Securities ("Junk Bonds"). The ratings assigned by each Rating Agency are representations of their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

In the event that an investment grade debt security is downgraded by a Rating Agency, the Adviser will review the security and may retain the security at its discretion. The Fund may invest up to 10% of its net assets in debt securities rated below investment grade at the time of purchase. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

The Funds may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.

PORTFOLIO TRANSACTIONS AND TURNOVER

Subject to the general supervision and approval of the Board of Trustees, AAM is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Adventus Dow Jones Fund.

Investment decisions for the Adventus Dow Jones Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Adventus Dow Jones Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one of the Adventus Dow Jones Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to that Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by an Adventus Dow Jones Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Adventus Dow Jones Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

The portfolio turnover rate for each of the Dow Jones Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

Transactions by a Fund on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions by the Fund on foreign stock exchanges involve payment of brokerage commissions that are generally fixed.

Transactions by a Fund in the over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In making portfolio investments for a Fund, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with broker-dealers who provide research advice or other services to the Fund or the Adviser. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund that exceeds the amount of commission another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities to the Fund and to the Trust. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Fund. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or portfolios of the Trust or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account, portfolio of the Trust or Investment Company.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with AAM, the Distributor, or any of their "affiliated persons" (as defined in the 1940 Act), except as the 1940 Act or the SEC permits. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Fund may from time to time purchase securities issued by the Trust's "regular broker/dealers."

Under certain market conditions, a Fund may experience high portfolio turnover rates as a result of the investment strategy. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs which must be borne by the Fund and ultimately by its shareholders. Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for each Fund, and the Fund may engage in short-term trading to achieve its investment objective and adhere to its investment strategy.

CALCULATION OF NAV

The NAV of a particular Class of a Fund is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such Class, less the liabilities of the Fund allocable to such Class, by the number of outstanding shares of such Class. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. Assets belonging to a particular Fund are reduced by the direct liabilities of that Fund and by a share of the general liabilities of the Trust allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a Class of a Fund are charged to that Class. Subject to the provisions of the Trust's Trust Instrument, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund or Class thereof are conclusive.

Adventus Dow Jones Funds

The above Funds' investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. A security that is primarily traded on a domestic securities exchange (including securities traded through the NASDAQ National Market System) is valued at the last price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities traded in the over-the-counter market (but not securities traded through the NASDAQ National Market System) are valued at the bid based upon quotes furnished by market makers for such securities. For purposes of determining NAV, futures and options generally will be valued shortly after the close of trading on the New York Stock Exchange.

For the Funds, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Trustees, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Trustees determines that this does not constitute fair value.

ADDITIONAL INFORMATION CONCERNING TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund's prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carry forwards are subject to limitations on availability Under Code Sections 382 and 383, if a Fund has an "ownership change," then the Fund's use of its capital loss carry forwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for October 2003 is 4.74%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carry forwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to
Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a "qualified dividend"), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund's gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days during the 120-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction ("DRD") for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Funds' share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder's taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign non-corporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued there under as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

Other Tax Information

The information above is only a summary of some of the tax consequences generally affecting each of the Adventus Dow Jones Funds and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Dow Jones Fund is suitable to their particular tax situation.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The business and affairs of the Trust are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Trust's Trust Instrument and Bylaws. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." Trustees who are not deemed to be "interested persons" of the Trust are referred to as "Independent Trustees."

Each Director's and officer's address is c/o Adventus Funds Trust, 350 Fifth Avenue, 59th Floor, New York, New York 10118. Each Trustee holds offices until
(i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Trust's shareholders in accordance with the Trust's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified. Each Trustee oversees 5 portfolios of the Trust, which is the sole open-end investment company in the Adventus Fund's complex. The following table also discloses whether a Trustee serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


INDEPENDENT TRUSTEES



                                                                           NUMBER OF
                                                                           FUNDS IN
                      POSITION(S)  TERM OF OFFICE       PRINCIPAL           COMPLEX        OTHER
                       HELD WITH    AND LENGTH OF  OCCUPATION(S) DURING   OVERSEEN BY   DIRECTORSHIPS
NAME ADDRESS AND AGE    COMPANY      TIME SERVED      PAST FIVE YEARS       TRUSTEE    HELD BY TRUSTEE
--------------------  -----------  --------------  ---------------------  -----------  ---------------
Joseph Hankin*        Trustee      Indefinite      President,                  5
Age:                                               Westchester Community
                                                   College since 1971

Jeffrey Haas          Trustee      Indefinite      Associate Professor         5
Age:                                               of Law New York
                                                   University
                                                   1996-Present

Richard Wedemeyer     Trustee      Indefinite                                  5
Age:

--------------------  -----------  --------------  ---------------------  -----------  ---------------
--------------------  -----------  --------------  ---------------------  -----------  ---------------
--------------------  -----------  --------------  ---------------------  -----------  ---------------
--------------------  -----------  --------------  ---------------------  -----------  ---------------
--------------------  -----------  --------------  ---------------------  -----------  ---------------
--------------------  -----------  --------------  ---------------------  -----------  ---------------

INTERESTED TRUSTEE



                                                                          NUMBER OF
                                                                          FUNDS IN
                      POSITION(s)  TERM OF OFFICE       PRINCIPAL          COMPLEX        OTHER
                       HELD WITH    AND LENGTH OF  OCCUPATION(s) DURING  OVERSEEN BY   DIRECTORSHIPS
NAME ADDRESS AND AGE    COMPANY      TIME SERVED      PAST FIVE YEARS      TRUSTEE    HELD BY TRUSTEE
--------------------  -----------  --------------  --------------------  -----------  ---------------
Guy Vander Jagt
Age:                  Trustee      Indefinite                                5



OFFICERS



                   LENGTH OF TIME
  NAME, AGE AND    SERVED AS FUND                      PRINCIPAL OCCUPATION(s)
POSITION(S) HELD      OFFICER                            DURING PAST 5 YEARS
Eric Rubin*                         President, Adventus Asset Management, LLC (02/05-Present). Formerly
Age: 38                             Vice President, ING Financial Partners from (06/04-01/05). Formerly
(Title)                             Senior Vice President, Mercantile Capital Advisers (04/03-04/04).
                                    Formerly Senior Vice President DST International (01/02-4//03).
                                    Formerly President EMR Financial Services (06/00-02/01). Formerly
                                    Senior Vice President, ING Funds (06/98-12/99)

John J. Pileggi*                    Managing Partner, Adventus Asset Management, LLC (2004-Present).
Age 46                              Formerly,  President and Chief Executive Officer, Mercantile Capital
(Title)                             Advisors Inc. (2002-2004).  Formerly, President and Chief Executive
                                    Officer, PLUSFunds.com (2000-2002).

                   Secretary and    Formerly President and CEO of ING Mutual Fund Management Co., LLC
                   Treasurer        (1998-2000). Formerly Director of Furman Selz LLC (1994-1998).



* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o Adventus Asset Management, LLC, 350 Fifth Avenue, 59th Floor, New York, NY 10118.



SHARE OWNERSHIP IN THE FUND COMPLEX AS OF DECEMBER 31, 2004



                             DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR RANGE OF EQUITY
   NAME OF TRUSTEE          SECURITIES IN THE TRUST      SECURITIES IN ALL OF THE FUND FAMILY
----------------------     -------------------------     ------------------------------------
DISINTERESTED TRUSTEES

Joseph N. Hankin           None                          None
Jeffrey Haas               None                          None
Richard Wedemeyer          None                          None

INTERESTED TRUSTEES



Jared Goldstrom is the portfolio manager for the five funds in the complex. His compensation consists primarily of a fixed base salary and a cash bonus.



BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER (as of March 31, 2005)



NAME OF PORTFOLIO MANAGER                          BENEFICIAL OWNERSHIP
-------------------------                          --------------------
Jared Goldstrom                                    None

Conflicts of Interest



The portfolio manager makes investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the manager believes are applicable to that portfolio. Consequently, the portfolio manager may purchase or (sell) securities for one portfolio and not another portfolio. Adventus Asset Management has adopted policies and procedures which it believes are reasonably designed to address any potential conflicts.


Standing Board Committees

The Board has established two committees: the Audit and Nominating Committees.

The Audit Committee annually considers the engagement and compensation of the Trust's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee consists of all of the Independent Trustees.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nominating Committee consists of all Independent Trustees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary.

Board Compensation


Trustees not affiliated with Adventus Asset Management, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each in-person Board meeting attended, $500 for each in-person Committee meeting attended, $1,000 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Trustee.


Codes of Ethics

The Trust and AAM have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the Adventus Dow Jones Funds, for their own accounts. These Codes of Ethics are filed as exhibits to the Trust's registration statement on Form N-1A and are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

Proxy Voting Policy and Procedures

The Trust has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by an Adventus Dow Jones Fund to

AAM. The Trust has delegated proxy voting to AAM with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. AAM has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and AAM or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.


Starting on August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Trust's website at http://www.adventusfunds.com and (ii) on the SEC's website at http://www.sec.gov.

Advisory Services

AAM serves as investment adviser to the Funds pursuant to an Advisory Agreement dated __________________ 2005, between the Trust and AAM pursuant to obligations under the Advisory Agreement.

The following table shows the advisory fees that AAM, in its capacity as investment advisor, is entitled to receive from the Adventus Dow Jones Funds, calculated daily and paid monthly at the following annual rates, as a percentage of each respective Fund's average daily net assets.

               Fund                  Advisory Fee
---------------------------------    ------------
Adventus Dow Jones U.S. 2010 Fund       0.60%
Adventus Dow Jones U.S. 2015 Fund       0.60%
Adventus Dow Jones U.S. 2020 Fund       0.60%
Adventus Dow Jones U.S. 2030 Fund       0.60%
Adventus Dow Jones U.S. 2040 Fund       0.60%

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, and the Trust has agreed to indemnify the Advisor against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through
  , 2005 with respect to the Adventus Dow Jones Funds. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement's continuance also is approved by a majority of the Trustees who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Trust or AAM on 60 days' written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Trust would be required, at the request of AAM, to change its name to a name not including "Adventus".

Initial Board Approval of the Advisory Agreements for the Adventus Dow Jones
Funds

[To Be Provided]

Administrator

Effective __________, 2005, AAM serves as the Trust's administrator pursuant to an Administration Agreement dated ______________, 2005 between the Trust and AAM (the "Administration Agreement") and generally assists in all aspects of the Trust's operation and administration. AAM has agreed to maintain office facilities for the Trust, prepare reports to shareholders, coordinate federal and state returns, furnish the Trust with statistical and research data, clerical and certain other services required by the Trust, assist in updating the Trust's Registration Statement for filing with the SEC and perform other administrative functions. Pursuant to the Administration Agreement, AAM may delegate some or all of its obligations under the Agreement to another party, in which case AAM will be responsible for all compensation payable to such party and will remain liable to the Trust for such party's performance of such delegated obligations.

The Administration Agreement provides that AAM shall not be liable for acts or omissions that do not constitute willful misfeasance, bad faith or gross negligence on the part of AAM, or reckless disregard by AAM of its duties under the Administration agreement.

      In its capacity as administrator, AAM is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of ____% of the average daily net assets of each Fund.

Custodian

[To Be Provided]

Distributor

[To Be Provided]

Transfer and Dividend Disbursing Agent

[To Be Provided]

Fund Accounting Agent

[To Be Provided]

Expenses

Except as noted below, AAM bears all expenses in connection with the performance of its advisory and administrative services. The Trust bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its Trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Trust also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers

AAM has agreed in writing to limit the expenses of the Adventus Dow Jones Funds to the amount indicated in the Prospectus until July 31, 2006. These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

INDEPENDENT AUDITORS AND COUNSEL

[To Be Provided


Thacher, Proffitt and Wood LLP, Two Financial Center, New York, New York., serves as counsel to the Trust.


ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program the "Program"), which includes the Customer Identification Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

      Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                          SHARES OF BENEFICIAL INTEREST

      The Adventus Funds Trust was organized as a Delaware business trust on October 7, 2004, and currently consists of five series, which is offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.

      The Adventus Dow Jones Funds offers two classes of shares, Class A and Class C. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-_________, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' shares.

      Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. Under the Fund's Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


            The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a trustee is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

            Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

            Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

      A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

PERFORMANCE INFORMATION

The Adventus Dow Jones U.S. 2010 Fund, Adventus Dow Jones U.S. 2015 U.S. Fund, Adventus Dow Jones U.S. 2020 U.S. Fund, Adventus Dow Jones U.S. 2030 U.S. Fund and Adventus Dow Jones U.S. 2040 Fund may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The following paragraphs describe how yield and return are calculated by the Adventus Dow Jones Funds.

Return Calculations. Returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

From time to time, in advertisements or in reports to shareholders, a Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Adventus Dow Jones U.S. 2010 Fund's yield may be compared to the iMoneyNet Money Fund Average, which is an average compiled by iMoneyNet's MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. The total return and yield of the Adventus Dow

Jones Funds may be compared to the comparable Dow Jones U.S. Target Date Indexes. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging);
(2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Trust may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

DISTRIBUTION AND SERVICES PLANS

The Trust has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Class A Shares and Class C Shares of the Adventus Dow Jones Funds (the "Plans"). Under the Plans, the Trust
(i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions ("Service Organizations") for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Trust intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

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

Under the Plan, payments by the Trust for distribution expenses may not exceed 0.50% (annualized) of the average daily net assets of Class A Shares of a Fund and 1.00% for Class C Shares, and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding Class A Shares that are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" the Trust. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Service Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Trustees must be committed to the discretion of the Independent Trustees.

MISCELLANEOUS

As used in this SAI, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

If you have any questions concerning the Trust or any of the Funds, please call 1-866-410-2005.

APPENDIX A -- FUTURES AND OPTIONS

As previously stated, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock ("security future")), securities indices ("stock index future"), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission ("CFTC") or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association ("NFA"), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's or SEC's regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I     Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable

A-1

relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.


Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is affected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date.

If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is affected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

A-2

In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities

A-3

in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II    Security Futures Contracts and Stock Index Futures Contracts.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

  Portfolio                   Futures


                              -Day Hedge is Placed-
  Anticipate Buying $62,500   Buying 1 Index Futures at
  Equity Portfolio            125 Value of Futures =
                              $62,500/Contract


                              -Day Hedge is Lifted-

  Buy Equity Portfolio with   Sell 1 Index Futures at 130
  Actual Cost = $65,000       Value of Futures =
  Increase in Purchase Price  $65,000/Contract
  =$2,500                     Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500

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

Fund Beta Relative to the Index = 1.0

  Portfolio              Futures

                         -Day Hedge is Placed-


  Anticipate Selling
  $1,000,000             Sell 16 Index Futures at 125 Value of
  Equity Portfolio       Futures = $1,000,000


                         -Day Hedge is Lifted-

  Equity Portfolio -
  Own

  Stock with Value =     Buy 16 Index Futures at 120 Value
  $960,000               of
  Loss in Fund Value     Futures = $960,000
  =$40,000               Gain on Futures = $40,000

A-5

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

  Portfolio                   Futures

                              -Day Hedge is Placed-

  Anticipate Buying $62,500   Buying 1 Index Futures at
  Equity Portfolio            125 Value of Futures =
                              $62,500/Contract

                              -Day Hedge is Lifted-

  Buy Equity Portfolio with   Sell 1 Index Futures at 120
  Actual Cost = $60,000       Value of Futures =
  Increase in Purchase Price  $60,000/Contract
  =$2,500                     Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

  Portfolio                    Futures

                               -Day Hedge is Placed-

  Anticipate Selling           Sell 16 Index Futures at
  $1,000,000 Equity Portfolio  125
                               Value of Futures =
                               $1,000,000

                               -Day Hedge is Lifted-

  Equity Portfolio-Own         Sell 16 Index Futures at
  Stock with Value =           130
  $1,040,000                   Value of Futures =
  Gain in Fund Value =         $1,040,000
  $40,000                      Loss of Futures = $40,000

A-6

III Futures Contracts on Foreign Currencies.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a "short" position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV Margin Payments.

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

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V Risks of Transactions in Futures Contracts.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in

A-7

a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge

A-8

portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI Options on Futures Contracts.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

A-9

VII Other Transactions.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII Accounting Treatment.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

ADVENTUS FUNDS TRUST

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of Adventus Funds Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the "Securities") held by certain of the Trust's investment portfolios ("Funds"):

I. POLICY

A. It is the policy of the Board of Trustees of the Trust (the "Board") to delegate the responsibility for voting proxies relating to Securities held by the Funds to Adventus Asset Management, LLC (the "Adviser") as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and [TBD], the Funds' principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between [TBD] and the Funds' shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a "Sub-Adviser") retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

B-1

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

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

A. Review of Adviser Proxy Voting Procedures. The Adviser and respective Sub-Adviser(s) with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser or Sub-Adviser have identified as involving a conflict of interest, the Adviser or Sub-Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser's or Sub-Adviser's independence of judgment and action with respect to the voting of the proxy.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. DISCLOSURES

A. The Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser or by a Sub-Adviser to determine how to vote proxies relating to Securities; and

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; and on the SEC website.

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B-2

VII. REVIEW OF POLICY

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Adopted:

B-3

ADVENTUS ASSET MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

GENERAL POLICY

It is the policy of Adventus Asset Management, LLC ("AAM") to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom AAM provides discretionary investment management services and have authority to vote their proxies.

AAM may vote proxies as part of its authority to manage, acquire and dispose of account assets. AAM will not vote proxies if the advisory agreement does not provide for AAM to vote proxies or the "named fiduciary" for an account has explicitly reserved the authority for itself.


When voting proxies for client accounts, AAM's primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, AAM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, AAM may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide AAM with a statement of proxy voting policy. In these situations, AAM will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of AAM.


PROCEDURES FOR VOTING PROXIES

These procedures are adopted by the Investment Policy Committee pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

To assist AAM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, AAM has retained the proxy voting and recording services of Institutional Shareholder Services ("ISS"). ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to AAM include in-depth research, issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

Evaluation and Voting

The Proxy Committee shall designate one or more employees of AAM (each a "designated employee") to review each proxy received by AAM for which AAM has the responsibility to vote and to ensure that all proxies are voted according to AAM's guidelines.

AAM's guidelines and voting actions shall generally follow the ISS Proxy Voting Guideline attached as Schedule A, a proxy voting service to which we subscribe, except where ISS recommends voting against director nominees who are currently officers or Trustees of affiliates of AAM.

In the event that AAM does not follow the ISS Proxy Voting Guideline recommendations or instances where ISS does not provide a recommendation, then the designated employee will maintain written record with respect to each proxy setting out:

      1.    The issues presented in the proxy materials;

      2.    The interests of AAM, if any, in those issues;

      3.    The recommendations of ISS, if any;

      4.    How the proxy will be voted through ISS's proxy services; and

      5. If applicable, why the proxy was voted contrary to ISS recommendations.

The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted. The Proxy Committee may submit the matter to the Investment Policy Committee for direction to the voting of the proxy.

In cases where a client has asked AAM for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

      1.    Endorse the memorandum for delivery to the client;

      2.    Return the memorandum for further consideration; or


      3. In the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice AAM should provide to the client with respect to the proxy.


B-5

Conflicts of Interest

AAM will maintain a list of those companies which issue publicly traded securities and with which affiliates of AAM has such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between AAM and its clients.

The term "conflict of interest" refers to a situation in which affiliates of AAM has a financial interest in a matter presented by a proxy other than the obligation AAM incurs as investment adviser and any other client which may compromise AAM's freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

      1.    Companies affiliated with Trustees;

      2.    Companies affiliated with officers of AAM; and

      3. Companies that maintain significant business relationships with AAM or is actively seeking a significant business relationship.

Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, AAM's commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

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

If it is appropriate to do so, the Proxy Committee will follow the ISS Proxy Voting Guidelines recommendation when a potential of conflict of interest exists in order to act in the best interests of AAM's clients and account beneficiaries. In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

All votes submitted by AAM on behalf of its clients are not biased in any way by other clients of AAM. For example, the fact that XYZ Corporation is a client of AAM does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client's stock).

Reporting and Disclosure

Once each year, AAM shall include in its presentation materials to the Boards of Trustees of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that AAM has identified as involving a conflict of interest, AAM shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

B-6

AAM shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. AAM shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

Recordkeeping

AAM shall retain records relating to the voting of proxies, including:

      1. A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

      2. A copy of each proxy statement received by AAM regarding portfolio securities in AAM client accounts.

      3.    A record of each vote cast by AAM on behalf of a client.

      4. A copy of each written client request for information on how AAM voted proxies on behalf of the client account, and a copy of any written response by AAM to the client account.

      5. A copy of any document prepared by AAM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

AAM shall rely on proxy statements filed on the SEC's EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by AAM maintained at ISS. AAM shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of AAM.

Schedule A

ISS Proxy Voting Guidelines Summary

The following is a concise summary of ISS's proxy voting policy guidelines.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      -     Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

B-7

2. Board of Trustees

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all Trustees annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside Trustees of CEO pay.

Majority of Independent Trustees/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of Trustees be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent Trustees if they currently do not meet that standard.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

B-8

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of Trustees must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

B-9

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub voting common stock if:

      - It is intended for financing purposes with minimal or no dilution to current shareholders

      - It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      -     Historic trading patterns

      -     Rationale for the repricing

      -     Value-for-value exchange

      -     Option vesting

      -     Term of the option

      -     Exercise price

      -     Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85 percent of fair market value

      -     Offering period is 27 months or less, and

      -     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                              ADVENTUS FUNDS TRUST

                            PART C. OTHER INFORMATION

Item 22.    Financial Statements

            (a)   Registration Statement.

Item 23.    Exhibits:

            (a)   Trust Instrument *

            (b)   By-Laws.*

            (d)   Investment Advisory Contracts.*

                  (1) Investment advisory agreement between Registrant and Adventus asset Management, LLC*

            (e)   Underwriting Contracts.*

                  (1)   Distribution Agreement between Registrant and
                  ____________________.*

            (f)   None.

            (g)   Custodian Agreement.*

            (h)   Other Material Contracts.

                  (1)   Administration Agreement between Registrant and
                  _________________.*

            (2)   Transfer Agency Agreement between Registrant and
            ________________.*

            (3)   Fund Accounting Agreement between Registrant and
            _______________*

      (i)   Legal Opinion.

                  (1)   Opinion and Consent of Thacher, Proffitt & Wood.*

      (j)   Consent of Independent Public Accountants is not applicable*

      (k)   Omitted Financial Statements.

            None.

      (l)   Initial Capital Agreements.

            Not Applicable.

      (m)   Rule 12b-1 Plan. *

      (n)   Rule 18f-3 Plan*.

      (o)   N/A

      (p)   Codes of Ethics *

            (1)   Code of Ethics of The Adventus Funds Trust*

            (2)   Code of Ethics of Adventus Asset Management, LLC*

            (3)   Code of Ethics of _________________ (Distributor)*

  *To be filed by amendment.

Item 24.    Persons Controlled by or under Common Control with the
         Registrant

Item 25.    Indemnification

      Reference is made to Article X, Section 10.2 of the Registrant's Trust Instrument, Article ___ of the Registrant's Bylaws and Paragraph ___ of the Distribution Agreement. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Fund's Registration Statement, reports to shareholders or advertising and sales literature.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit investigation or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Advisers

      Reference is made to the Sections entitled "Management" in the Prospectus and the Statement of Additional Information.

      The list required by this item 26 of officers and Trustees of Adventus Asset Management, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers, Trustees and partners during the past two years, is incorporated by reference to Schedules A and B to Form ADV filed by Adventus Asset Management, LLC pursuant to the Investment Advisers Act of 1940, as amended (The "Advisers Act").

Item 27.    Principal Underwriters

      (a) [Name and Address of Distributor], the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

      (b) To the best of Registrant's knowledge, the directors and executive officers of [ Name of Distributor] are as Follows:

Item 28.    Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

            Adventus Asset Management, 350 Fifth Avenue, New York, New York
      10118;

      Office of Registrant's Custodian;

      Officer of Registrant's Administrator and Transfer Agent.

Item 29.    Management Services

      Not applicable.

Item 30.    Undertakings

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 7th day of June, 2005.

                            THE ADVENTUS FUNDS TRUST

                            By: /s/ Eric Rubin
                                --------------------------
                                Eric Rubin
                                President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has Been signed below by the following persons in the capacities and on the date indicated.

   Signature                      Title                                Date
   ---------                      -----                                ----

 /s/ Eric Rubin
 -----------------
 Eric Rubin                      President                         June 7, 2005